CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Series A Convertible Preferred Stock
Issuance cost		$ 347
Series B Convertible Preferred Stock
Issuance cost	$ 169	$ 381